Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Purchase of vessels from Teekay Corporation	$ (112,710)
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11d)		$ 6,181	$ (234,125)
Total	(112,710)	6,181	(286,645)
Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Purchase of vessels from Teekay Corporation	$ (112,710)
Itajai FPSO Joint Venture [Member]
Business Acquisition [Line Items]
Purchase of vessels from Teekay Corporation			(52,520)
Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11d)		$ 6,181	$ (234,125)